CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 41,333	$ 65,128
Accounts receivable	901	594
Prepaid expenses and other current assets	2,445	993
Note receivable from Kantaro	75	75
Receivable from affiliates		1
Total current assets	44,754	66,791
Property and equipment, net	2,558	2,490
Investment in VericiDx	2,744	9,295
Investment in Kantaro	9
Total assets	50,065	78,576
Current liabilities:
Accounts payable	1,376	1,403
Accounts payable - related party	1,083	361
Accrued expenses and other current liabilities	3,060	4,602
Accrued expenses - related party	1,496	224
Deferred revenue	46	122
Convertible notes-current	4,660
Payable to affiliate - current	55	350
Total current liabilities	11,776	7,062
Convertible notes-noncurrent	7,682
Other liabilities		53
Total liabilities	19,458	7,115
Commitments and contingencies (Note 8)
Shareholders' equity:
Ordinary shares, 0.0025 par value per share: 79,315,333 shares authorized; 74,760,432 and 72,197,286 shares issued and outstanding at June 30, 2022 and June 30, 2021, respectively	228	220
Additional paid-in capital	164,012	150,407
Accumulated other comprehensive income	(915)	8,276
Accumulated deficit	(132,718)	(87,442)
Total shareholders' equity	30,607	71,461
Total liabilities and shareholders' equity	$ 50,065	$ 78,576